CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and Cash Equivalents	$ 7,232,694
Prepaid expenses	18,214	27,835
Other Current Assets	3,000	3,000
TOTAL CURRENT ASSETS	7,253,908	30,835
Property and Equipment, net	17,632	3,545
TOTAL ASSETS	7,271,540	34,380
CURRENT LIABILITIES
Accounts payable	220,625	170,838
Accrued Liabilities and Other Current Liabilities	68,029	236,426
Note Payable, Short-Term	25,146	175,000
TOTAL CURRENT LIABILITIES	313,800	582,264
Derivative Liabilities	4,479,126
Notes Payable, Long-Term	56,422	62,755
TOTAL LONG TERM LIABILITIES	4,535,548	62,755
TOTAL LIABILITIES	4,849,348	645,019
STOCKHOLDERS' EQUITY (DEFICIENCY)
Preferred Stock (.0001 par value, 10,000,000 shares authorized, none issued or outstanding as of March 31, 2014 or December 31, 2013)
Common Stock (.0001 par value, 300,000,000 shares authorized, 24,569,809 and 13,114,032 issued at March 31, 2014 and December 31, 2013, respectively and 24,802,495 and 13,335,890 outstanding at March 31, 2014 and December 31, 2013, respectively)	2,457	1,311
Additional paid-in capital	4,605,847	4,924,194
Deficit accumulated during development stage	(2,186,112)	(5,536,144)
TOTAL STOCKHOLDERS' EQUITY (DEFICIENCY)	2,422,192	(610,639)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIENCY)	$ 7,271,540	$ 34,380